Fees Summary	Feb. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,211,000
Previously Paid Amount	0.00
Total Fee Amount	1,716.40
Total Offset Amount	0.00
Net Fee	1,716.40
Narrative - Max Aggregate Offering Price	$ 11,211,000
Final Prospectus	true